Vulnerability Due to Certain Concentrations Vulnerability Due to Certain Concentrations - Zeiss (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Aggregate cost of system sales purchased from Carl Zeiss SMT GmbH	28.30%	26.60%	27.60%